CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash	$ 9,283	$ 4,735	$ 1,628	$ 992
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	4,541	3,920
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	2,546	166
Denominated in Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 2,196	$ 649